Notes to the statement of financial position - Pension provisions and post-retirement benefits, sensitivity analysis for assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discount Rate | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity level	1.40%	1.40%
Impact on defined benefit obligation	€ (5,515)	€ (5,708)
Discount Rate | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity level	2.40%	2.40%
Impact on defined benefit obligation	€ 4,751	€ 4,896
Pension Trend | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity level	1.00%	1.00%
Impact on defined benefit obligation	€ 7,179	€ 6,954
Pension Trend | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity level	2.00%	2.00%
Impact on defined benefit obligation	€ (7,931)	€ (7,715)
Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity level, basis spread on mortality rate	2 years	2 years
Impact on defined benefit obligation	€ (3,444)	€ (3,435)